LOANS - Loan portfolio by maturity (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Loans and receivables	$ 188,313,361	$ 231,573,437
Loan portfolio [member]
Disclosure of financial assets [line items]
Loans and receivables	188,313,361	231,573,437
Loan portfolio [member] | Not later than one year [member]
Disclosure of financial assets [line items]
Loans and receivables	68,298,505	76,168,572
Loan portfolio [member] | 18 - 36 months [member]
Disclosure of financial assets [line items]
Loans and receivables	42,605,468	42,797,165
Loan portfolio [member] | Later than three years and not later than five years [member]
Disclosure of financial assets [line items]
Loans and receivables	25,977,595	29,721,378
Loan portfolio [member] | More than 5 years [member]
Disclosure of financial assets [line items]
Loans and receivables	51,431,793	82,886,322
Commercial lending portfolio [member]
Disclosure of financial assets [line items]
Loans and receivables	104,775,099	122,027,804
Commercial lending portfolio [member] | Not later than one year [member]
Disclosure of financial assets [line items]
Loans and receivables	52,035,331	51,391,093
Commercial lending portfolio [member] | 18 - 36 months [member]
Disclosure of financial assets [line items]
Loans and receivables	29,192,573	29,235,366
Commercial lending portfolio [member] | Later than three years and not later than five years [member]
Disclosure of financial assets [line items]
Loans and receivables	13,784,223	17,099,011
Commercial lending portfolio [member] | More than 5 years [member]
Disclosure of financial assets [line items]
Loans and receivables	9,762,972	24,302,334
Interbank and overnight funds [member]
Disclosure of financial assets [line items]
Loans and receivables	5,967,743	3,218,433
Interbank and overnight funds [member] | Not later than one year [member]
Disclosure of financial assets [line items]
Loans and receivables	5,967,743	3,218,433
Loans to consumers [member]
Disclosure of financial assets [line items]
Loans and receivables	59,419,444	76,889,145
Loans to consumers [member] | Not later than one year [member]
Disclosure of financial assets [line items]
Loans and receivables	9,387,125	20,754,224
Loans to consumers [member] | 18 - 36 months [member]
Disclosure of financial assets [line items]
Loans and receivables	12,229,155	12,483,902
Loans to consumers [member] | Later than three years and not later than five years [member]
Disclosure of financial assets [line items]
Loans and receivables	10,996,682	11,463,155
Loans to consumers [member] | More than 5 years [member]
Disclosure of financial assets [line items]
Loans and receivables	26,806,482	32,187,864
Mortgage [member]
Disclosure of financial assets [line items]
Loans and receivables	17,883,355	29,120,316
Mortgage [member] | Not later than one year [member]
Disclosure of financial assets [line items]
Loans and receivables	752,955	616,096
Mortgage [member] | 18 - 36 months [member]
Disclosure of financial assets [line items]
Loans and receivables	1,078,137	966,883
Mortgage [member] | Later than three years and not later than five years [member]
Disclosure of financial assets [line items]
Loans and receivables	1,190,998	1,145,363
Mortgage [member] | More than 5 years [member]
Disclosure of financial assets [line items]
Loans and receivables	14,861,265	26,391,974
Microcredit [member]
Disclosure of financial assets [line items]
Loans and receivables	267,720	317,739
Microcredit [member] | Not later than one year [member]
Disclosure of financial assets [line items]
Loans and receivables	155,351	188,726
Microcredit [member] | 18 - 36 months [member]
Disclosure of financial assets [line items]
Loans and receivables	105,603	111,014
Microcredit [member] | Later than three years and not later than five years [member]
Disclosure of financial assets [line items]
Loans and receivables	5,692	13,849
Microcredit [member] | More than 5 years [member]
Disclosure of financial assets [line items]
Loans and receivables	$ 1,074	$ 4,150